Note 7 - Stockholders' Equity and Dividend Restrictions (Details) (USD $)	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Dividends, Percent of Statutory Surplus	10.00%
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments	$ 671,463